UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust
(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Francisco, California 94129
(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Technology Titans Select ETF
KQQQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the period ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Technology Titans Select ETF	$134	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the period December 1, 2024, to May 31, 2025, the Kurv Technology Titans Select ETF generated positive returns with consistent monthly distributions.
WHAT FACTORS INFLUENCED PERFORMANCE

- Security selection
- Performance of top tech stock
- Amount of premium received from writing out-of–the-money call option
POSITIONING

The Fund maintained long exposure to top tech stocks via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund applied momentum weighting on certain holdings when momentum signals were present and wrote out-of-the-money call options on stagnant stocks, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Security selection of non-Nasdaq listed technology stocks
↑	Overweight in names with higher price momentum

Top Detractors
↓	Long exposure to select tech names
PERFORMANCE
For the period since inception of July 22, 2024, to May 31, 2025, the Fund’s performance was 6.68% (NAV). For the period ended May 31, 2025, the Fund’s performance was -0.99% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of: (i) abroad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
Kurv Technology Titans Select ETF	PAGE 1	TSR-AR-500948302

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND, A REGULATORY INDEX AND SUPPLEMENTAL INDEX FOR THE PERIOD ENDED MAY 31, 2025.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	Period Ended May 31, 2025	Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	-0.99	6.68
S&P 500 TR	-1.35	7.47
NASDAQ 100 Total Return Index	2.35	8.38
Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$20,757,015
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	26%
30-Day SEC Yield	2.12%
30-Day SEC Yield Unsubsidized	2.94%
Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Security Type
Common Stocks	65.3%
U.S. Treasury Bills	27.3%
Exchange Traded Funds	3.5%
Purchased Options	1.3%
Money Market Funds	1.2%
Written Options	-1.8%
Cash & Other	3.2%

Top Holdings
United States Treasury Bill	27.3%
Amazon.com, Inc.	10.1%
Meta Platforms, Inc. - Class A	7.8%
Alphabet, Inc. - Class A	6.8%
Apple, Inc.	5.7%
Broadcom, Inc.	5.3%
NVIDIA Corp.	4.7%
Netflix, Inc.	4.3%
Uber Technologies, Inc.	3.2%
Spotify Technology SA	2.9%
Kurv Technology Titans Select ETF	PAGE 2	TSR-AR-500948302

Other Material Fund Changes:
Effective December 1, 2024, the Fund has changed its fiscal year-end from November 30 to May 31 for operational efficiencies.
Effective March 31, 2025, the Fund’s advisory agreement was amended to move from an advisory fee of 0.99% where the Fund was responsible for all of its expenses not expressly assumed by the Adviser, to a unitary fee of 0.99% where the Adviser pays for all of the Fund’s expenses except for those expressly excluded. See the Fund’s prospectus for more information.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/kqqq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Technology Titans Select ETF	PAGE 3	TSR-AR-500948302

Kurv Yield Premium Strategy Amazon (AMZN) ETF
AMZP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$250	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Amazon stock
- Amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Amazon stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options
↑	Long exposure to Amazon stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 13.16% (NAV).
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 1	TSR-AR-500948401

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV	13.16	26.99
S&P 500 TR	13.52	26.45
Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$12,661,407
Number of Holdings	8
Net Advisory Fee	$57,341
Portfolio Turnover	0%
30-Day SEC Yield	3.94%
30-Day SEC Yield Unsubsidized	3.79%
Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	90.4%
Fidelity Government Portfolio	1.7%
Amazon.com, Inc.	-0.0%*
*Less than (0.05)%.

Security Type
U.S. Treasury Bills	90.4%
Purchased Options	4.6%
Money Market Funds	1.7%
Written Options	-4.7%
Cash & Other	8.0%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 2	TSR-AR-500948401

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/amzp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 3	TSR-AR-500948401

Kurv Yield Premium Strategy Apple (AAPL) ETF
AAPY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Apple (AAPL) ETF	$160	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Apple stock
- The amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Apple stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Apple stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 0.27% (NAV).
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 1	TSR-AR-500948500

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Apple (AAPL) ETF NAV	0.27	5.63
S&P 500 TR	13.52	26.82
Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,808,761
Number of Holdings	9
Net Advisory Fee	$23,580
Portfolio Turnover	0%
30-Day SEC Yield	3.40%
30-Day SEC Yield Unsubsidized	3.24%
Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	104.4%
Fidelity Government Portfolio	1.9%
Apple, Inc.	-7.6%

Security Type
U.S. Treasury Bills	104.4%
Money Market Funds	1.9%
Purchased Options	0.9%
Written Options	-8.5%
Cash & Other	1.3%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 2	TSR-AR-500948500

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/aapy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 3	TSR-AR-500948500

Kurv Yield Premium Strategy Google (GOOGL) ETF
GOOP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Google (GOOGL) ETF	$206	2.09%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2025, the Fund generated negative returns with consistent monthly distributions. Option premiums received from covered call (short call position) contributed positively to total return, softening the negative returns of the underlying Google stock.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Google stock
- Amount of premium received from writing out-of–the-money call option
Long exposure to Google stock detracted from performance as Google stock price was flat during the period.
POSITIONING
The Fund maintained long exposure to Google stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Google stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was -3.28% (NAV).
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 1	TSR-AR-500948609

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Google (GOOGL) ETF NAV	-3.28	16.63
S&P 500 TR	13.52	26.45
Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$7,815,998
Number of Holdings	8
Net Advisory Fee	$43,589
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.35%
Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	95.6%
Alphabet, Inc.	3.1%
Fidelity Government Portfolio	1.2%

Security Type
U.S. Treasury Bills	95.5%
Purchased Options	5.2%
Money Market Funds	1.2%
Written Options	-2.1%
Cash & Other	0.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 2	TSR-AR-500948609

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/goop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 3	TSR-AR-500948609

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
MSFY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/msft. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$208	2.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund  generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Microsoft stock
- Amount of premium received from writing out-of–the-money call options
POSITIONING
The Fund maintained long exposure to Microsoft stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options
↑	Long exposure to Microsoft stock
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 5.83% (NAV).
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 1	TSR-AR-500948708

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV	5.83	14.92
S&P 500 TR	13.52	26.45
Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$5,317,142
Number of Holdings	10
Net Advisory Fee	$28,535
Portfolio Turnover	0%
30-Day SEC Yield	3.37%
30-Day SEC Yield Unsubsidized	3.21%
Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	83.9%
Microsoft Corp.	6.6%
Fidelity Government Portfolio	0.4%

Security Type
U.S. Treasury Bills	83.9%
Purchased Options	8.8%
Money Market Funds	0.4%
Written Options	-2.2%
Cash & Other	9.1%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 2	TSR-AR-500948708

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/msft.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 3	TSR-AR-500948708

Kurv Yield Premium Strategy Netflix (NFLX) ETF
NFLP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$277	2.13%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Netflix stock
- Amount of premium received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Netflix stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Netflix stock
↑	Premiums received from writing out-of-the money call options
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 60.49% (NAV).
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 1	TSR-AR-500948807

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV	60.49	64.93
S&P 500 TR	13.52	26.82
Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$12,322,633
Number of Holdings	8
Net Advisory Fee	$50,737
Portfolio Turnover	0%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.54%
Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	80.0%
Netflix, Inc.	19.5%
Fidelity Government Portfolio	0.4%

Security Type
U.S. Treasury Bills	80.0%
Purchased Options	20.0%
Money Market Funds	0.4%
Written Options	-0.5%
Cash & Other	0.1%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 2	TSR-AR-500948807

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/nflp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 3	TSR-AR-500948807

Kurv Yield Premium Strategy Tesla (TSLA) ETF
TSLP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the fiscal year ended  May 31, 2025. You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$387	3.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Tesla stock
- Amount of premium received from writing out-of–the-money call options
POSITIONING
The Fund maintained long exposure to Tesla stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Tesla stock
↑	Premiums received from writing out-of-the money call options
PERFORMANCE
For the period ended May 31, 2025, the Fund’s performance was 56.53% (NAV).
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 1	TSR-AR-500948880

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of  a  broad-based securities market index (i.e., a regulatory index). The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The table below shows the average total returns of the Fund and a regulatory index for the period ended May 31, 2025.                                                                                                                                                                                                                                                                                                                                              ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV	56.53	25.89
S&P 500 TR	13.52	26.82
Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$22,258,229
Number of Holdings	10
Net Advisory Fee	$103,744
Portfolio Turnover	96%
30-Day SEC Yield	4.20%
30-Day SEC Yield Unsubsidized	4.05%
Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	83.2%
Tesla, Inc.	3.1%
Fidelity Government Portfolio	0.7%

Security Type
U.S. Treasury Bills	83.2%
Purchased Options	12.5%
Money Market Funds	0.7%
Written Options	-9.4%
Cash & Other	13.0%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 2	TSR-AR-500948880

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Changes to the Fund’s Principal Investment Strategy:
The Kurv Yield Premium Strategy ETFs updated the Principal Investment Strategies to provide discretion for Opportunistic Strategies (e.g., sell call spreads, sell risk reversals, or buy out-of-the-money protective put options) when the Adviser determines it would be beneficial to the total return of the Fund. These changes are described in the Prospectus Supplement dated February 28, 2025.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/tslp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 3	TSR-AR-500948880

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Hyland is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant for Kurv Technology Titans Select ETF. Kurv Technology Titans Select ETF changed its fiscal year end from November 30 to May 31 effective March 30, 2025.

	FYE 5/31/25	FYE 11/30/24
(a) Audit Fees	$11,400	$11,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant for Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF.

	FYE 5/31/25	FYE 5/31/24
(a) Audit Fees	$68,400	$63,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$18,000	$18,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) N/A

(g) N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: John Hyland, Edward E. McRedmond, and Markus Aakko.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2025

Kurv ETF Trust
Kurv Technology Titans Select ETF	| KQQQ	| NASDAQ Stock Market, LLC
Kurv Yield Premium Strategy Amazon (AMZN) ETF	| AMZP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Apple (AAPL) ETF	| AAPY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF	| GOOP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	| MSFY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	| NFLP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	| TSLP	| Cboe BZX Exchange, Inc.

Kurv Technology Titans Select ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 65.3%
Business Support Services - 3.2%
Uber Technologies, Inc.(a)	7,968	$670,587
Communications Equipment Manufacturing - 5.7%
Apple, Inc.(b)(c)	5,893	1,183,609
Computer and Peripheral Equipment Manufacturing - 4.7%
Cisco Systems, Inc.(c)	7,719	486,606
International Business Machines Corp.(b)(c)	1,909	494,545
		981,151
Computer Systems Design and Related Services - 8.9%
Alphabet, Inc. - Class A(c)	8,217	1,411,188
Oracle Corp.(b)(c)	2,573	425,909
		1,837,097
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 7.2%
Netflix, Inc.(a)(b)(c)	747	901,801
Spotify Technology SA(a)	913	607,273
		1,509,074
Motor Vehicle Manufacturing - 2.4%
Tesla, Inc.(a)(c)	1,411	488,855
Other Miscellaneous Retailers - 10.1%
Amazon.com, Inc.(a)(b)(c)	10,209	2,092,947
Semiconductor and Other Electronic Component Manufacturing - 10.0%
Broadcom, Inc.(b)(c)	4,565	1,105,049
NVIDIA Corp.(c)	7,221	975,774
		2,080,823
Software Publishers - 5.3%
Microsoft Corp.(b)(c)	913	420,309
Palantir Technologies, Inc. - Class A(a)	2,490	328,132
Salesforce, Inc.(b)(c)	1,328	352,411
		1,100,852
Web Search Portals, Libraries, Archives, and Other Information Services - 7.8%
Meta Platforms, Inc. - Class A(c)	2,490	1,612,250
TOTAL COMMON STOCKS (Cost $13,236,449)		13,557,245
EXCHANGE TRADED FUNDS - 3.5%(c)(d)
Kurv Yield Premium Strategy Google (GOOGL) ETF	13,446	339,291
Kurv Yield Premium Strategy Tesla (TSLA) ETF	17,596	388,858
TOTAL EXCHANGE TRADED FUNDS (Cost $870,910)		728,149

The accompanying notes are an integral part of these financial statements.

1

Kurv Technology Titans Select ETF
Schedule of Investments
May 31, 2025 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.3%
Call Options - 1.3%(e)
Apple, Inc., Expiration: 06/20/2025; Exercise Price: $210.00	$1,667,055	83	$19,547
Microsoft Corp., Expiration: 07/18/2025; Exercise Price: $455.00	2,808,196	61	108,732
NVIDIA Corp., Expiration: 07/18/2025; Exercise Price: $135.00	2,243,158	166	135,290
TOTAL PURCHASED OPTIONS (Cost $345,353)			263,569
		Shares
SHORT-TERM INVESTMENTS - 28.5%
Money Market Funds - 1.2%
Fidelity Government Portfolio - Class Institutional, 4.18%(f)		240,309	240,309
		Par
U.S. Treasury Bills - 27.3%
4.17%, 06/26/2025(c)(g)		$5,686,000	5,669,989
TOTAL SHORT-TERM INVESTMENTS (Cost $5,910,100)			5,910,298
TOTAL INVESTMENTS - 98.6% (Cost $20,362,812)			$20,459,261
Other Assets in Excess of Liabilities - 1.4%			297,754
TOTAL NET ASSETS - 100.0%			$20,757,015

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $11,036,367 which represented 53.2% of net assets.

(d)	Affiliated security as defined by the Investment Company Act of 1940. See Note 6.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(g)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Kurv Technology Titans Select ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%(a)
Call Options - (0.5)%
Amazon.com, Inc., Expiration: 06/20/2025; Exercise Price: $215.00	$(1,004,549)	(49)	$(9,065)
Apple, Inc., Expiration: 06/20/2025; Exercise Price: $225.00	(1,626,885)	(81)	(3,402)
Broadcom, Inc., Expiration: 06/20/2025; Exercise Price: $240.00	(1,089,315)	(45)	(60,525)
International Business Machines Corp., Expiration: 06/20/2025; Exercise Price: $265.00	(492,214)	(19)	(6,602)
Microsoft Corp., Expiration: 06/20/2025; Exercise Price: $480.00	(1,519,188)	(33)	(4,191)
Netflix, Inc., Expiration: 06/20/2025; Exercise Price: $1,260.00	(362,169)	(3)	(3,510)
Oracle Corp., Expiration: 06/20/2025; Exercise Price: $165.00	(331,060)	(20)	(17,000)
Salesforce, Inc., Expiration: 06/20/2025; Exercise Price: $310.00	(344,981)	(13)	(345)
Total Call Options			(104,640)
Put Options - (1.3)%
Apple, Inc., Expiration: 06/20/2025; Exercise Price: $210.00	(1,667,055)	(83)	(92,338)
Microsoft Corp., Expiration: 07/18/2025; Exercise Price: $455.00	(2,808,196)	(61)	(60,085)
NVIDIA Corp., Expiration: 07/18/2025; Exercise Price: $135.00	(2,243,158)	(166)	(124,085)
Total Put Options			(276,508)
TOTAL WRITTEN OPTIONS (Premiums received $344,886)			$(381,148)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.6%(a)
Call Options - 4.4%
Amazon.com, Inc., Expiration: 07/18/2025; Exercise Price: $205.00	$12,464,608	608	$560,880
Put Options - 0.2%
Amazon.com, Inc., Expiration: 08/15/2025; Exercise Price: $180.00	1,271,062	62	24,800
TOTAL PURCHASED OPTIONS (Cost $534,800)			585,680
		Shares
SHORT-TERM INVESTMENTS - 92.1%
Money Market Funds - 1.7%
Fidelity Government Portfolio - Class Institutional, 4.18%(b)		215,965	215,965
		Par
U.S. Treasury Bills - 90.4%
4.17%, 06/26/2025(c)(d)		$4,550,000	4,537,188
4.05%, 09/18/2025(c)(d)		3,000,000	2,962,178
3.94%, 12/26/2025(c)		4,040,000	3,945,175
			11,444,541
TOTAL SHORT-TERM INVESTMENTS (Cost $11,667,215)			11,660,506
TOTAL INVESTMENTS - 96.7% (Cost $12,202,015)			$12,246,186
Other Assets in Excess of Liabilities - 3.3%			415,221
TOTAL NET ASSETS - 100.0%			$12,661,407

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	The rate shown is the annualized effective yield as of May 31, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $7,499,249 which represented 59.2% of net assets.

The accompanying notes are an integral part of these financial statements.

4

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.7)%(a)
Call Options - (0.7)%
Amazon.com, Inc., Expiration: 07/18/2025; Exercise Price: $230.00	$(12,464,608)	(608)	$(82,080)
Put Options - (4.0)%
Amazon.com, Inc., Expiration: 07/18/2025; Exercise Price: $205.00	(12,464,608)	(608)	(507,680)
TOTAL WRITTEN OPTIONS (Premiums received $656,110)			$(589,760)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

Kurv Yield Premium Strategy Apple (AAPL) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.9%(a)
Call Options - 0.6%
Apple, Inc., Expiration: 06/20/2025; Exercise Price: $215.00	$3,775,980	188	$23,919
Put Options - 0.3%
Apple, Inc.
Expiration: 07/18/2025; Exercise Price: $180.00	321,360	16	3,715
Expiration: 08/15/2025; Exercise Price: $175.00	401,700	20	6,573
TOTAL PURCHASED OPTIONS (Cost $231,867)			34,207
		Shares
SHORT-TERM INVESTMENTS - 106.3%
Money Market Funds - 1.9%
Fidelity Government Portfolio - Class Institutional, 4.18%(b)		71,383	71,383
		Par
U.S. Treasury Bills - 104.4%(c)(d)
4.17%, 06/26/2025		$1,400,000	1,396,058
4.07%, 09/18/2025		1,230,000	1,214,493
4.03%, 12/26/2025		1,400,000	1,367,140
			3,977,691
TOTAL SHORT-TERM INVESTMENTS (Cost $4,050,755)			4,049,074
TOTAL INVESTMENTS - 107.2% (Cost $4,282,622)			$4,083,281
Liabilities in Excess of Other Assets - (7.2)%			(274,520)
TOTAL NET ASSETS - 100.0%			$3,808,761

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	The rate shown is the annualized effective yield as of May 31, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $3,977,691 which represented 104.4% of net assets.

The accompanying notes are an integral part of these financial statements.

6

Kurv Yield Premium Strategy Apple (AAPL) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.5) %(a)
Call Options - (1.1)%
Apple, Inc., Expiration: 07/18/2025; Exercise Price: $220.00	$(3,775,980)	(188)	$(41,078)
Put Options - (7.4)%
Apple, Inc., Expiration: 06/20/2025; Exercise Price: $215.00	(3,775,980)	(188)	(282,692)
TOTAL WRITTEN OPTIONS (Premiums received $293,373)			$(323,770)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

7

Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.2%(a)
Call Options - 5.2%
Alphabet, Inc., Expiration: 06/20/2025; Exercise Price: $165.00	$7,779,822	453	$405,435
Put Options - 0.0%(b)
Alphabet, Inc., Expiration: 06/20/2025; Exercise Price: $150.00	377,828	22	1,034
TOTAL PURCHASED OPTIONS (Cost $603,271)			406,469
		Shares
SHORT-TERM INVESTMENTS - 96.7%
Money Market Funds - 1.2%
Fidelity Government Portfolio - Class Institutional, 4.18%(c)		91,101	91,101
		Par
U.S. Treasury Bills - 95.5%(d)(e)
4.17%, 06/26/2025		$2,500,000	2,492,961
4.06%, 09/18/2025		2,400,000	2,369,742
4.02%, 12/26/2025		2,670,000	2,607,331
			7,470,034
TOTAL SHORT-TERM INVESTMENTS (Cost $7,564,573)			7,561,135
TOTAL INVESTMENTS - 101.9% (Cost $8,167,844)			$7,967,604
Liabilities in Excess of Other Assets - (1.9)%			(151,606)
TOTAL NET ASSETS - 100.0%			$7,815,998

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	The rate shown is the annualized effective yield as of May 31, 2025.
(e)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $7,470,034 which represented 95.5% of net assets.

The accompanying notes are an integral part of these financial statements.

8

Kurv Yield Premium Strategy Google (GOOGL) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%(a)
Call Options - (0.9)%
Alphabet, Inc., Expiration: 06/20/2025; Exercise Price: $175.00	$(3,898,498)	(227)	$(70,938)
Put Options - (1.2)%
Alphabet, Inc., Expiration: 06/20/2025; Exercise Price: $165.00	(7,779,822)	(453)	(91,732)
TOTAL WRITTEN OPTIONS (Premiums received $524,006)			$(162,670)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

9

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.8%(a)
Call Options - 8.7%
Microsoft Corp.
Expiration: 06/20/2025; Exercise Price: $385.00	$2,025,584	44	$338,140
Expiration: 07/18/2025; Exercise Price: $455.00	3,222,520	70	124,775
Put Options - 0.1%
Microsoft Corp., Expiration: 08/15/2025; Exercise Price: $400.00	506,396	11	4,510
TOTAL PURCHASED OPTIONS (Cost $227,717)			467,425
		Shares
SHORT-TERM INVESTMENTS - 84.3%
Money Market Funds - 0.4%
Fidelity Government Portfolio - Class Institutional, 4.18%(b)(c)		23,242	23,242
		Par
U.S. Treasury Bills - 83.9%
4.18%, 06/26/2025(c)(d)		$1,650,000	1,645,354
4.07%, 09/18/2025(c)(d)		1,200,000	1,184,871
3.98%, 12/26/2025(d)		1,670,000	1,630,803
			4,461,028
TOTAL SHORT-TERM INVESTMENTS (Cost $4,486,551)			4,484,270
TOTAL INVESTMENTS - 93.1% (Cost $4,714,268)			$4,951,695
Other Assets in Excess of Liabilities - 6.9%			365,447
TOTAL NET ASSETS - 100.0%			$5,317,142

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $2,830,181 which represented 53.2% of net assets.

(d)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2) %(a)
Call Options - (0.9)%
Microsoft Corp., Expiration: 06/20/2025; Exercise Price: $460.00	$(2,670,088)	(58)	$(48,575)
Put Options - (1.3)%
Microsoft Corp.
Expiration: 06/20/2025; Exercise Price: $385.00	(2,025,584)	(44)	(1,452)
Expiration: 07/18/2025; Exercise Price: $455.00	(3,222,520)	(70)	(68,950)
Total Put Options			(70,402)
TOTAL WRITTEN OPTIONS (Premiums received $196,683)			$(118,977)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

11

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 20.0%(a)
Call Options - 20.0%
Netflix, Inc., Expiration: 06/20/2025; Exercise Price: $970.00	$12,313,746	102	$2,465,085
Put Options - 0.0%(b)
Netflix, Inc., Expiration: 06/20/2025; Exercise Price: $770.00	1,690,122	14	518
TOTAL PURCHASED OPTIONS (Cost $919,395)			2,465,603
		Shares
SHORT-TERM INVESTMENTS - 80.4%
Money Market Funds - 0.4%
Fidelity Government Portfolio - Class Institutional, 4.18%(c)(d)		46,385	46,385
		Par
U.S. Treasury Bills - 80.0%(d)(e)
4.17%, 06/26/2025		$3,300,000	3,290,708
4.08%, 09/18/2025		3,700,000	3,653,352
3.94%, 12/26/2025		2,980,000	2,910,055
			9,854,115
TOTAL SHORT-TERM INVESTMENTS (Cost $9,906,038)			9,900,500
TOTAL INVESTMENTS - 100.4% (Cost $10,825,433)			$12,366,103
Liabilities in Excess of Other Assets - (0.4)%			(43,470)
TOTAL NET ASSETS - 100.0%			$12,322,633

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $9,854,116 which represented 80.0% of net assets.

(e)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%(a)
Call Options - (0.5)%
Netflix, Inc., Expiration: 06/20/2025; Exercise Price: $1,260.00	$(6,277,596)	(52)	$(60,840)
Put Options - (0.0)%(b)
Netflix, Inc., Expiration: 06/20/2025; Exercise Price: $970.00	(12,313,746)	(102)	(5,508)
TOTAL WRITTEN OPTIONS (Premiums received $763,642)			$(66,348)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

13

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.5%(a)
Call Options - 12.3%
Tesla, Inc.
Expiration: 06/20/2025; Exercise Price: $280.00	$8,245,748	238	$1,634,465
Expiration: 07/18/2025; Exercise Price: $355.00	13,650,524	394	1,106,155
Put Options - 0.2%
Tesla, Inc., Expiration: 08/15/2025; Exercise Price: $250.00	2,286,636	66	46,530
TOTAL PURCHASED OPTIONS (Cost $2,002,823)			2,787,150
		Shares
SHORT-TERM INVESTMENTS - 83.9%
Money Market Funds - 0.7%
Fidelity Government Portfolio - Class Institutional, 4.18%(b)		156,840	156,840
		Par
U.S. Treasury Bills - 83.2%
4.17%, 06/26/2025(c)(d)		$6,650,000	6,631,275
4.09%, 09/18/2025(c)(d)		6,300,000	6,220,573
3.94%, 12/26/2025(c)		5,800,000	5,663,865
			18,515,713
TOTAL SHORT-TERM INVESTMENTS (Cost $18,682,772)			18,672,553
TOTAL INVESTMENTS - 96.4% (Cost $20,685,595)			$21,459,703
Other Assets in Excess of Liabilities - 3.6%			798,526
TOTAL NET ASSETS - 100.0%			$22,258,229

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	The rate shown is the annualized effective yield as of May 31, 2025.
(d)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $12,851,615 which represented 57.7% of net assets.

The accompanying notes are an integral part of these financial statements.

14

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.4)%(a)
Call Options - (3.0)%
Tesla, Inc., Expiration: 06/20/2025; Exercise Price: $345.00	$(11,052,074)	(319)	$(662,723)
Put Options - (6.4)%
Tesla, Inc.
Expiration: 06/20/2025; Exercise Price: $280.00	(8,245,748)	(238)	(50,575)
Expiration: 07/18/2025; Exercise Price: $355.00	(13,650,524)	(394)	(1,386,880)
Total Put Options			(1,437,455)
TOTAL WRITTEN OPTIONS (Premiums received $2,634,310)			$(2,100,178)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

15

Kurv ETF Trust
Statements of Assets and Liabilities
May 31, 2025

	Kurv Technology Titans Select ETF	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
ASSETS:
Non-affiliated investments, at value (See Note 2)	$19,731,112	$12,246,186	$4,083,281	$7,967,604	$4,951,695
Investments in affiliates, at value (See Note 2 & 6)	728,149	—	—	—	—
Receivable for investments sold	978,225	1,557,932	40,888	—	606,616
Dividends receivable	3,965	—	—	—	—
Interest receivable	1,703	863	303	598	209
Deposit at broker for option contracts	—	184,226	24,111	18,991	95
Total assets	21,443,154	13,989,207	4,148,583	7,987,193	5,558,615
LIABILITIES:
Written option contracts, at value	381,148	589,760	323,770	162,670	118,977
Payable for investments purchased	242,350	716,897	12,779	—	114,895
Payable to adviser	30,944	10,413	3,273	6,394	4,274
Due to broker	24,601	—	—	—	—
Interest payable	7,096	10,730	—	2,131	3,327
Total liabilities	686,139	1,327,800	339,822	171,195	241,473
NET ASSETS	$ 20,757,015	$12,661,407	$3,808,761	$7,815,998	$5,317,142
Net Assets Consists of:
Paid-in capital	$21,289,090	$13,579,573	$4,393,903	$8,383,209	$5,138,836
Total accumulated losses	(532,075)	(918,166)	(585,142)	(567,211)	178,306
Total net assets	$ 20,757,015	$12,661,407	$3,808,761	$7,815,998	$5,317,142
Net assets	$20,757,015	$12,661,407	$3,808,761	$7,815,998	$5,317,142
Shares issued and outstanding(a)	830,000	460,000	180,000	310,000	210,000
Net asset value per share	$25.01	$27.52	$21.16	$25.21	$25.32
Cost:
Non-affiliated investments, at cost	$19,491,902	$12,202,015	$4,282,622	$8,167,844	$4,714,268
Investments in affiliates, at cost	870,910	—	—	—	—
Proceeds:
Written options premium received	$344,886	$656,110	$293,373	$524,006	$196,683

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

Kurv ETF Trust
Statements of Assets and Liabilities
May 31, 2025 (Continued)

	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
ASSETS:
Investments, at value	$12,366,103	$21,459,703
Receivable for investments sold	43,709	4,236,906
Interest receivable	859	1,406
Deposit at broker for option contracts	—	5,434
Total assets	12,410,671	25,703,449
LIABILITIES:
Written option contracts, at value	66,348	2,100,178
Payable to adviser	10,123	17,845
Due to broker	9,179	—
Interest payable	2,245	27,930
Payable for investments purchased	143	1,299,267
Total liabilities	88,038	3,445,220
NET ASSETS	$ 12,322,633	$22,258,229
Net Assets Consists of:
Paid-in capital	$10,084,668	$23,203,380
Total distributable earnings/(accumulated losses)	2,237,965	(945,151)
Total net assets	$ 12,322,633	$22,258,229
Net assets	$12,322,633	$22,258,229
Shares issued and outstanding(a)	310,000	1,010,000
Net asset value per share	$39.75	$22.04
Cost:
Investments, at cost	$10,825,433	$20,685,595
Proceeds:
Written options premium received	$763,642	$2,634,310

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

Kurv ETF Trust
Statements of Operations
For the Year/Period Ended May 31, 2025

	Kurv Technology Titans Select ETF Period Ended May 31, 2025(a)	Kurv Technology Titans Select ETF Period Ended November 30, 2024(b)	Kurv Yield Premium Strategy Amazon (AMZN) ETF Year Ended May 31, 2025	Kurv Yield Premium Strategy Apple (AAPL) ETF Year Ended May 31, 2025	Kurv Yield Premium Strategy Google (GOOGL) ETF Year Ended May 31, 2025	Kurv Yield Premium Strategy Microsoft (MSFT) ETF Year Ended May 31, 2025
INVESTMENT INCOME:
Dividend income from non-affiliates	$47,316	$2,925	$12,904	$5,282	$14,265	$9,041
Dividend income from affiliates	89,072	6,999	—	—	—	—
Interest income	80,701	16,272	241,833	102,464	188,804	121,277
Total investment income	217,089	26,196	254,737	107,746	203,069	130,318
EXPENSES:
Investment advisory fee. (See Note 3)	76,582	10,794	66,608	27,391	50,634	33,147
Legal fees	67,225	3,205	—	—	—	—
Broker interest expense	43,606	6,103	78,721	14,431	48,393	29,641
Fund administration and accounting fees	14,210	25,108	—	—	—	—
Audit fees	9,415	14,000	—	—	—	—
Compliance fees	5,177	1,763	—	—	—	—
Trustees’ fees	2,822	854	—	—	—	—
Principal Financial Officer fees	2,395	772	—	—	—	—
Federal and state registration fees	566	—	—	—	—	—
Custodian fees	468	883	—	—	—	—
Income tax expense	79	—	—	—	—	—
Reports to shareholders	—	4,722	—	—	—	—
Other expenses and fees	1,898	2,839	—	—	—	—
Total expenses	224,443	71,043	145,329	41,822	99,027	62,788
Fees waived by Adviser	(45,008)	(10,793)	(9,267)	(3,811)	(7,045)	(4,612)
Other expenses reimbursed by Adviser	(74,640)	(45,534)	—	—	—	—
Net expenses	104,795	14,716	136,062	38,011	91,982	58,176
Net investment income	112,294	11,480	118,675	69,735	111,087	72,142
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in non-affiliates	(471,384)	(27,171)	(1,508,813)	(185,375)	(376,919)	(32,396)
Investments in affiliates	—	—	—	—	—	—
Written option contracts expired or closed	(95,561)	76,967	503,844	49,104	(351,389)	(104,431)
Net realized gain (loss)	(566,945)	49,796	(1,004,969)	(136,271)	(728,308)	(136,827)
Net change in unrealized appreciation (depreciation) on:
Investments in non-affiliates	27,893	211,317	91,285	(243,519)	(243,507)	237,133
Investments in affiliates	(156,544)	13,783	—	—	—	—
Written option contracts	(77,848)	41,586	65,743	(61,527)	316,487	70,749
Net change in unrealized appreciation (depreciation)	(206,499)	266,686	157,028	(305,046)	72,980	307,882
Net realized and unrealized gain (loss)	(773,444)	316,482	(847,941)	(441,317)	(655,328)	171,055
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (661,150)	$327,962	$(729,266)	$(371,582)	$(544,241)	$243,197

(a)
Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through
May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
The accompanying notes are an integral part of these financial statements.

18

Kurv ETF Trust
Statements of Operations
For the Year Ended May 31, 2025

	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
INVESTMENT INCOME:
Dividend income	$17,887	$33,868
Interest income	195,101	429,322
Total investment income	212,988	463,190
EXPENSES:
Investment advisory fee	58,937	120,511
Interest expense	58,614	212,943
Total expenses	117,551	333,454
Fees waived by Adviser	(8,200)	(16,767)
Net expenses	109,351	316,687
Net investment income	103,637	146,503
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	570,299	453,933
Written option contracts expired or closed	(48,315)	(1,587,280)
Net realized gain (loss)	521,984	(1,133,347)
Net change in unrealized appreciation (depreciation) on:
Investments	1,530,475	857,365
Written option contracts	643,855	468,732
Net change in unrealized appreciation (depreciation)	2,174,330	1,326,097
Net realized and unrealized gain (loss)	2,696,314	192,750
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,799,951	$339,253

The accompanying notes are an integral part of these financial statements.

19

Kurv ETF Trust
Statements of Changes in Net Assets

	Kurv Technology Titans Select ETF		Kurv Yield Premium Strategy Amazon (AMZN) ETF
	Period Ended May 31, 2025(a)	Period Ended November 30, 2024(b)	Year Ended May 31, 2025	Period Ended May 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$112,294	$11,480	$118,675	$18,613
Net realized gain (loss)	(566,945)	49,797	(1,004,969)	179,658
Net change in unrealized appreciation (depreciation)	(206,499)	266,687	157,028	(46,506)
Net increase (decrease) in net assets from operations	(661,150)	327,964	(729,266)	151,765
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(129,954)	(69,013)	(269,432)	(71,233)
From return of capital	(615,547)	—	(1,108,958)	—
Total distributions to shareholders	(745,501)	(69,013)	(1,378,390)	(71,233)
CAPITAL TRANSACTIONS:
Subscriptions	18,205,043	3,699,672	13,580,082	1,713,015
Redemptions	—	—	—	(604,566)
Net increase (decrease) in net assets from capital transactions	18,205,043	3,699,672	13,580,082	1,108,449
Net increase (decrease) in net assets	16,798,392	3,958,623	11,472,426	1,188,981
NET ASSETS:
Beginning of the period	3,958,623	—	1,188,981	—
End of the period	$ 20,757,015	$3,958,623	$12,661,407	$1,188,981
SHARES TRANSACTIONS
Subscriptions	680,000	150,000	420,000	60,000
Redemptions	—	—	—	(20,000)
Total increase (decrease) in shares outstanding	680,000	150,000	420,000	40,000

(a)
Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through
May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
(c)	Inception date of the Fund was October 30, 2023.
The accompanying notes are an integral part of these financial statements.

20

Kurv ETF Trust
Statements of Changes in Net Assets (Continued)

	Kurv Yield Premium Strategy Apple (AAPL) ETF		Kurv Yield Premium Strategy Google (GOOGL) ETF
	Year Ended May 31, 2025	Period Ended May 31, 2024(a)	Year Ended May 31, 2025	Period Ended May 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$69,735	$14,385	$111,087	$15,824
Net realized gain (loss)	(136,271)	(25,723)	(728,308)	76,035
Net change in unrealized appreciation (depreciation)	(305,046)	75,308	72,980	88,116
Net increase (decrease) in net assets from operations	(371,582)	63,970	(544,241)	179,975
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(261,979)	(14,385)	(149,798)	(53,148)
From return of capital	(190,019)	(25,322)	(627,634)	—
Total distributions to shareholders	(451,998)	(39,707)	(777,432)	(53,148)
CAPITAL TRANSACTIONS:
Subscriptions	5,464,217	738,137	7,601,894	1,408,950
Redemptions	(1,594,276)	—	—	—
Net increase (decrease) in net assets from capital transactions	3,869,941	738,137	7,601,894	1,408,950
Net increase (decrease) in net assets	3,046,361	762,400	6,280,221	1,535,777
NET ASSETS:
Beginning of the period	762,400	—	1,535,777	—
End of the period	$3,808,761	$762,400	$7,815,998	$1,535,777
SHARES TRANSACTIONS
Subscriptions	220,000	30,000	260,000	50,000
Redemptions	(70,000)	—	—	—
Total increase (decrease) in shares outstanding	150,000	30,000	260,000	50,000

(a)	Inception date of the Fund was October 26, 2023.
(b)	Inception date of the Fund was October 30, 2023.
The accompanying notes are an integral part of these financial statements.

21

Kurv ETF Trust
Statements of Changes in Net Assets (Continued)

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF		Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Year Ended May 31, 2025	Period Ended May 31, 2024(a)	Year Ended May 31, 2025	Period Ended May 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$72,142	$16,951	$103,637	$15,406
Net realized gain (loss)	(136,827)	69,650	521,984	130,501
Net change in unrealized appreciation (depreciation)	307,882	7,251	2,174,330	63,635
Net increase (decrease) in net assets from operations	243,197	93,852	2,799,951	209,542
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(111,186)	(47,557)	(706,754)	(64,774)
From return of capital	(301,560)	—	(574,920)	—
Total distributions to shareholders	(412,746)	(47,557)	(1,281,674)	(64,774)
CAPITAL TRANSACTIONS:
Subscriptions	5,071,764	1,055,845	14,055,446	794,356
Redemptions	(687,213)	—	(4,190,214)	—
Net increase (decrease) in net assets from capital transactions	4,384,551	1,055,845	9,865,232	794,356
Net increase (decrease) in net assets	4,215,002	1,102,140	11,383,509	939,124
NET ASSETS:
Beginning of the period	1,102,140	—	939,124	—
End of the period	$ 5,317,142	$1,102,140	$12,322,633	$939,124
SHARES TRANSACTIONS
Subscriptions	200,000	40,000	400,000	30,000
Redemptions	(30,000)	—	(120,000)	—
Total increase (decrease) in shares outstanding	170,000	40,000	280,000	30,000

(a)	Inception date of the Fund was October 30, 2023.
(b)	Inception date of the Fund was October 26, 2023.
The accompanying notes are an integral part of these financial statements.

22

Kurv ETF Trust
Statements of Changes in Net Assets (Continued)

	Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$146,503	$41,431
Net realized gain (loss)	(1,133,347)	(240,143)
Net change in unrealized appreciation (depreciation)	1,326,097	(17,857)
Net increase (decrease) in net assets from operations	339,253	(216,569)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,026,404)	(41,431)
From return of capital	(3,153,283)	(179,927)
Total distributions to shareholders	(4,179,687)	(221,358)
CAPITAL TRANSACTIONS:
Subscriptions	26,376,156	3,787,610
Redemptions	(3,248,654)	(378,522)
Net increase (decrease) in net assets from capital transactions	23,127,502	3,409,088
Net increase (decrease) in net assets	19,287,068	2,971,161
NET ASSETS:
Beginning of the period	2,971,161	—
End of the period	$ 22,258,229	$2,971,161
SHARES TRANSACTIONS
Subscriptions	1,000,000	170,000
Redemptions	(140,000)	(20,000)
Total increase (decrease) in shares outstanding	860,000	150,000

(a)	Inception date of the Fund was October 26, 2023.
The accompanying notes are an integral part of these financial statements.

23

Kurv Technology Titans Select ETF
Financial Highlights
For a share outstanding throughout the period presented

	Period Ended May 31, 2025(a)	Period Ended November 30, 2024(b)
PER SHARE DATA:
Net asset value, beginning of period	$26.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(c)(d)	0.18	0.09
Net realized and unrealized gain (loss) on investments	(0.46)	1.83
Total from investment operations	(0.28)	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.53)
Return of capital	(0.91)	—
Total distributions	(1.10)	(0.53)
Net asset value, end of period	$25.01	$26.39
Total return(e)	−0.99%	7.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,757	$3,959
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	2.90%	6.47%
After expense reimbursement/recoupment(f)(g)	1.35%	1.35%
Ratio of operational expenses to average net assets excluding broker interest expense(f)(g)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(f)(g)	1.45%	1.05%
Portfolio turnover rate(e)(h)	26%	42%

(a)
Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through
May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
(c)	Net investment income per share has been calculated based on average shares outstanding during the period.
(d)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.71
Net realized and unrealized gain (loss) on investments(c)	3.26	6.39
Total from investment operations	3.85	7.10
LESS DISTRIBUTIONS FROM:
Net investment income	(3.00)	(2.38)
Return of capital	(3.05)	—
Total distributions	(6.05)	(2.38)
Net asset value, end of period	$27.52	$29.72
Total return(d)	13.16%	29.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,661	$1,189
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.51%	1.15%
After expense reimbursement/recoupment(e)	2.35%	0.99%
Ratio of operational expenses to average net assets excluding broker interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.05%	4.15%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

Kurv Yield Premium Strategy Apple (AAPL) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.41	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.72	0.66
Net realized and unrealized gain (loss) on investments	(0.09)	1.50
Total from investment operations	0.63	2.16
LESS DISTRIBUTIONS FROM:
Net investment income	(3.67)	(0.69)
Return of capital	(1.21)	(1.06)
Total distributions	(4.88)	(1.75)
Net asset value, end of period	$21.16	$25.41
Total return(c)	0.27%	8.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,809	$762
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.76%	1.15%
After expense reimbursement/recoupment(d)	1.60%	0.99%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.93%	4.39%
Portfolio turnover rate(c)(e)	0%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

Kurv Yield Premium Strategy Google (GOOGL) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.68	0.69
Net realized and unrealized gain (loss) on investments	(1.58)	7.04
Total from investment operations	(0.90)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(1.49)	(2.01)
Return of capital	(3.12)	—
Total distributions	(4.61)	(2.01)
Net asset value, end of period	$25.21	$30.72
Total return(c)	−3.28%	31.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,816	$1,536
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	2.25%	1.15%
After expense reimbursement/recoupment(d)	2.09%	0.99%
Ratio of operational expenses to average net assets excluding dividends, broker interest expense(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.52%	4.22%
Portfolio turnover rate(c)(e)	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.55	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.68
Net realized and unrealized gain (loss) on investments	0.77	3.69
Total from investment operations	1.39	4.37
LESS DISTRIBUTIONS FROM:
Net investment income	(1.44)	(1.82)
Return of capital	(2.18)	—
Total distributions	(3.62)	(1.82)
Net asset value, end of period	$25.32	$27.55
Total return(c)	5.83%	17.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,317	$1,102
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	2.18%	1.15%
After expense reimbursement/recoupment(d)	2.02%	0.99%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.50%	4.24%
Portfolio turnover rate(c)(e)	0%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.30	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.71	0.74
Net realized and unrealized gain (loss) on investments	15.87	8.57
Total from investment operations	16.58	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(6.05)	(3.01)
Return of capital	(2.08)	—
Total distributions	(8.13)	(3.01)
Net asset value, end of period	$39.75	$31.30
Total return(c)	60.49%	38.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,323	$939
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	2.29%	1.15%
After expense reimbursement/recoupment(d)	2.13%	0.99%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.02%	4.18%
Portfolio turnover rate(c)(e)	0%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Financial Highlights
For a share outstanding throughout the year/period presented

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.68
Net realized and unrealized gain (loss) on investments	10.37	(2.38)
Total from investment operations	10.68	(1.70)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.38)	(1.28)
Return of capital	(4.07)	(2.21)
Total distributions	(8.45)	(3.49)
Net asset value, end of period	$22.04	$19.81
Total return(c)	56.53%	−7.71%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,258	$2,971
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	3.18%	1.15%
After expense reimbursement/recoupment(d)	3.02%	0.99%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.40%	5.35%
Portfolio turnover rate(c)(e)	96%	0%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	If the fund had not been reimbursed for $17,249.78 for the amount of the trade error, the total return would be (8.25%), for a total return reduction of (0.54%).
The accompanying notes are an integral part of these financial statements.

30

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025
NOTE 1 – ORGANIZATION
The Kurv ETF Trust, formerly known as the Esoterica Themetic Trust, (the “Trust”), was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2025, the Trust consists of seven operational exchange-traded funds (“ETFs”), Kurv Technology Titans Select ETF (the “Kurv Technology Titans Select ETF”), Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Kurv Yield Premium Strategy Amazon ETF”), Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Kurv Yield Premium Strategy Apple ETF”), Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Kurv Yield Premium Strategy Google ETF”), Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Kurv Yield Premium Strategy Microsoft ETF”), Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Kurv Yield Premium Strategy Netflix ETF”), and Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Kurv Yield Premium Strategy Tesla ETF”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a non-diversified series of the Trust. The investment objective of each Fund, except Kurv Technology Titans Select ETF, is to seek to provide current income. The investment objective of Kurv Technology Titans Select ETF is to seek maximum total return, consistent with prudent investment management.
Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund.
Prior to November 18, 2024, NEOS Investment Management LLC served as sub-adviser to the Kurv Yield Premium Strategy Amazon ETF, the Kurv Yield Premium Strategy Apple ETF, the Kurv Yield Premium Strategy Google ETF, the Kurv Yield Premium Strategy Microsoft ETF, the Kurv Yield Premium Strategy Netflix ETF, and the Kurv Yield Premium Strategy Tesla ETF.
Prior to November 18, 2024, the Kurv Yield Premium Strategy Amazon ETF, the Kurv Yield Premium Strategy Apple ETF, the Kurv Yield Premium Strategy Google ETF, the Kurv Yield Premium Strategy Microsoft ETF, the Kurv Yield Premium Strategy Netflix ETF, and the Kurv Yield Premium Strategy Tesla ETF was a series of NEOS ETF Trust (the “Predecessor Funds”). The Predecessor Funds were reorganized, from NEOS ETF Trust, a Delaware statutory trust, to a corresponding series of the Trust. This qualified as a tax-free reorganization under the Internal Revenue Code. As a series of the Trust, the Funds are a continuation of the identically-named Predecessor Fund managed by the Adviser. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the Predecessor Funds received shares and net assets of the corresponding Fund as follows.

	Net Assets	Shares Received
Kurv Yield Premium Strategy Amazon ETF.	$3,101,995	100,000
Kurv Yield Premium Strategy Apple ETF	1,617,923	60,000
Kurv Yield Premium Strategy Google ETF	3,215,639	110,000
Kurv Yield Premium Strategy Microsoft ETF	2,289,532	90,000
Kurv Yield Premium Strategy Netflix ETF	2,799,612	80,000
Kurv Yield Premium Strategy Tesla ETF	7,317,199	270,000

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by the Adviser and are not subject to recoupment.
During the March 26, 2025 meeting of the Board of Trustees, the Board approved a change in fiscal and tax year end for the Kurv Technology Titans Select ETF from November 30th to May 31st. In addition, the Board of Trustees approved a change to a unitary fee structure for the Kurv Technology Titans Select ETF effective March 30, 2025.

31

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the last sale price on the exchange on which they principally trade. If there is no exchange price for the valuation day available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated to each Fund the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2025, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

32

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
The three levels defined by the hierarchy are as follows:
Level 1  –  Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2  –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2025:
Kurv Technology Titans Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,557,245	$—	$ —	$13,557,245
Exchange Traded	728,149	—	—	728,149
Purchased Options	—	263,569	—	263,569
Money Market Funds	240,309	—	—	240,309
U.S. Treasury Bills	—	5,669,989	—	5,669,989
Total Investments	$14,525,703	$5,933,558	$—	$20,459,261
Liabilities:
Investments:
Written Options	$—	$(381,148)	$—	$(381,148)
Total Investments	$—	$(381,148)	$—	$(381,148)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Amazon ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$585,680	$ —	$585,680
Money Market Funds	215,965	—	—	215,965
U.S. Treasury Bills	—	11,444,541	—	11,444,541
Total Investments	$215,965	$12,030,221	$—	$12,246,186
Liabilities:
Investments:
Written Options	$—	$(589,760)	$—	$(589,760)
Total Investments	$—	$(589,760)	$—	$(589,760)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

33

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Kurv Yield Premium Strategy Apple ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,207	$ —	$34,207
Money Market Funds	71,383	—	—	71,383
U.S. Treasury Bills	—	3,977,691	—	3,977,691
Total Investments	$71,383	$4,011,898	$—	$4,083,281
Liabilities:
Investments:
Written Options	$—	$(323,770)	$—	$(323,770)
Total Investments	$—	$(323,770)	$—	$(323,770)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Google ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$406,469	$ —	$406,469
Money Market Funds	91,101	—	—	91,101
U.S. Treasury Bills	—	7,470,034	—	7,470,034
Total Investments	$91,101	$7,876,503	$—	$7,967,604
Liabilities:
Investments:
Written Options	$—	$(162,670)	$—	$(162,670)
Total Investments	$—	$(162,670)	$—	$(162,670)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

34

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Kurv Yield Premium Strategy Microsoft ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$467,425	$ —	$467,425
Money Market Funds	23,242	—	—	23,242
U.S. Treasury Bills	—	4,461,028	—	4,461,028
Total Investments	$23,242	$4,928,453	$—	$4,951,695
Liabilities:
Investments:
Written Options	$—	$(118,977)	$—	$(118,977)
Total Investments	$—	$(118,977)	$—	$(118,977)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Netflix ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,465,603	$ —	$2,465,603
Money Market Funds	46,385	—	—	46,385
U.S. Treasury Bills	—	9,854,115	—	9,854,115
Total Investments	$46,385	$12,319,718	$—	$12,366,103
Liabilities:
Investments:
Written Options	$—	$(66,348)	$—	(66,348)
Total Investments	$—	$(66,348)	$—	(66,348)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

35

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Kurv Yield Premium Strategy Tesla ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,787,150	$ —	$2,787,150
Money Market Funds	156,840	—	—	156,840
U.S. Treasury Bills	—	18,515,713	—	18,515,713
Total Investments	$156,840	21,302,863	$—	$21,459,703
Liabilities:
Investments:
Written Options	$—	$(2,100,178)	$—	$(2,100,178)
Total Investments	$—	$(2,100,178)	$—	$(2,100,178)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A) for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract.

Refer to Note 2 (A) for a pricing description. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

36

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
D.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended May 31, 2025.

G.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

37

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
For the period ended May 31, 2025, the Funds’ average derivative volume is described below:

Market Value
Kurv Technology Titans Select ETF
Purchased Option Contracts	$379,290
Written Option Contracts	$(348,776)
Kurv Yield Premium Strategy Amazon ETF
Purchased Option Contracts	$473,217
Written Option Contracts	$(313,255)
Kurv Yield Premium Strategy Apple ETF
Purchased Option Contracts	$150,425
Written Option Contracts	$(107,152)
Kurv Yield Premium Strategy Google ETF
Purchased Option Contracts	$235,389
Written Option Contracts	$(309,656)
Kurv Yield Premium Strategy Microsoft ETF
Purchased Option Contracts	$142,909
Written Option Contracts	$(162,121)
Kurv Yield Premium Strategy Netflix ETF
Purchased Option Contracts	$853,729
Written Option Contracts	$(244,405)
Kurv Yield Premium Strategy Tesla ETF
Purchased Option Contracts	$1,540,970
Written Option Contracts	$(1,384,883)

For the period ended November 30, 2024, Kurv Technology Titans Select ETF's average derivative volume for purchased option contracts and written option contracts was $49,244 and ($61,640), respectively.
Statements of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2025:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Kurv Technology Titans Select ETF
Purchased Option Contracts:
Equity	Investments, at value	$263,569	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	381,148
Total Derivatives not accounted for as hedging instruments		$263,569	$381,148

38

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Kurv Yield Premium Strategy Amazon ETF
Purchased Option Contracts:
Equity	Investments, at value	$585,680	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	589,760
Total Derivatives not accounted for as hedging instruments		$585,680	$589,760
Kurv Yield Premium Strategy Apple ETF
Purchased Option Contracts:
Equity	Investments, at value	$34,207	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	323,770
Total Derivatives not accounted for as hedging instruments		$34,207	$323,770
Kurv Yield Premium Strategy Google ETF
Purchased Option Contracts:
Equity	Investments, at value	$406,469	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	162,670
Total Derivatives not accounted for as hedging instruments		$406,469	$162,670
Kurv Yield Premium Strategy Microsoft ETF
Purchased Option Contracts:
Equity	Investments, at value	$467,425	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	118,977
Total Derivatives not accounted for as hedging instruments		$467,425	$118,977
Kurv Yield Premium Strategy Netflix ETF
Purchased Option Contracts:
Equity	Investments, at value	$2,465,603	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	66,348
Total Derivatives not accounted for as hedging instruments		$2,465,603	$66,348

39

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Kurv Yield Premium Strategy Tesla ETF
Purchased Option Contracts:
Equity	Investments, at value	$2,787,150	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	2,100,178
Total Derivatives not accounted for as hedging instruments		$2,787,150	$2,100,178

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Kurv Technology Titans Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(141,209)	$(95,561)	$(236,770)
Total	$(141,209)	$(95,561)	$(236,770)
Kurv Yield Premium Strategy Amazon ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,508,295)	$503,844	$(1,004,451)
Total..	$(1,508,295)	$503,844	$(1,004,451)
Kurv Yield Premium Strategy Apple ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(185,131)	$49,104	$(136,027)
Total	$(185,131)	$49,104	$(136,027)
Kurv Yield Premium Strategy Google ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(376,578)	$(351,389)	$(727,967)
Total	$(376,578)	$(351,389)	$(727,967)
Kurv Yield Premium Strategy Microsoft ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(32,049)	$(104,431)	$(136,480)
Total	$(32,049)	$(104,431)	$(136,480)
Kurv Yield Premium Strategy Netflix ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$570,611	$(48,315)	$522,296
Total	$570,611	$(48,315)	$522,296

40

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Kurv Yield Premium Strategy Tesla ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 471,413	$(1,587,280)	$(1,115,867)
Total	$471,413	$(1,587,280)	$(1,115,867)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
Kurv Technology Titans Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(67,103)	$(77,848)	$(144,951)
Total	$(67,103)	$(77,848)	$(144,951)
Kurv Yield Premium Strategy Amazon ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$98,316	$65,743	$164,059
Total.	$98,316	$65,743	$164,059
Kurv Yield Premium Strategy Apple ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(241,654)	$(61,527)	$(303,181)
Total	$(241,654)	$(61,527)	$(303,181)
Kurv Yield Premium Strategy Google ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(239,713)	$316,487	$76,774
Total	$(239,713)	$316,487	$76,774
Kurv Yield Premium Strategy Microsoft ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$239,708	$70,749	$310,457
Total	$239,708	$70,749	$310,457
Kurv Yield Premium Strategy Netflix ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,536,272	$643,855	$2,180,127
Total	$1,536,272	$643,855	$2,180,127
Kurv Yield Premium Strategy Tesla ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$868,398	$468,732	$1,337,130
Total	$868,398	$468,732	$1,337,130

41

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
For the period ended November 30, 2024, the effect of derivative instruments on the Statements of Operations for the Kurv Technology Titans Select ETF:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(12,117)	$76,967	$64,850
Total	$(12,117)	$76,967	$64,850

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(14,679)	$41,586	$26,907
Total	$(14,679)	$41,586	$26,907

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.

For the period ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Kurv Technology Titans Select ETF	$ 79	$ (79)
Kurv Yield Premium Strategy Amazon ETF	—	—
Kurv Yield Premium Strategy Apple ETF	$(1,166)	$1,166
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ET	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Tesla ETF	—	—

J.
Segment Reporting. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund

42

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Security Transactions and Investment Income. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex- dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on an accrual basis.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management. The Adviser acts as each Fund’s investment adviser pursuant to investment advisory agreements with the Trust (the “Investment Advisory Agreements”).
Prior to November 18, 2024, NEOS Investment Management LLC served as sub-adviser to the Kurv Yield Premium Strategy Amazon ETF, the Kurv Yield Premium Strategy Apple ETF, the Kurv Yield Premium Strategy Google ETF, the Kurv Yield Premium Strategy Microsoft ETF, the Kurv Yield Premium Strategy Netflix ETF, and the Kurv Yield Premium Strategy Tesla ETF (the “Yield Premium Funds”).
Under the terms of each Investment Advisory Agreement, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement with respect to the Yield Premium Funds (the Yield “Premium Funds Advisory Agreement”), each Yield Premium Fund pays the Adviser a monthly unitary advisory fee at an annual rate of 1.15%.
Pursuant to the Investment Advisory Agreement with respect to Kurv Technology Titans Select ETF (the “Kurv Tech Titans Advisory Agreement”), the Kurv Technology Titans Select ETF pays the Adviser a monthly unitary advisory fee at an annual rate of 0.99%.
Prior to March 30, 2025, Kurv Technology Titans Select ETF paid the Adviser a monthly advisory fee at an annual rate of 0.99% pursuant to the Kurv Tech Titans Investment Advisory Agreement. Effective March 30, 2025, the Kurv Tech Titans Advisory Agreement was amended and the Kurv Technology Titans Select ETF transitioned to a unitary fee structure and began paying the Adviser a monthly unitary advisory fee at an annual rate of 0.99%.
Under each Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Prior to March 30, 2025, Kurv Technology Titans Select ETF was responsible for all of its own expenses except those expressly assumed by the Adviser as detailed in the Statement of Operations.
The Adviser has contractually agreed to waive its fees and reimburse expenses of each Fund so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses

43

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
(which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed the percentage of average daily net assets as detailed below (“Operating Expenses Limitation Agreement”):

	Expense Limitation	Expiration
Kurv Technology Titans Select ETF	0.79%	July 31, 2025
Kurv Yield Premium Strategy Amazon ETF	0.99%	November 30, 2025
Kurv Yield Premium Strategy Apple ETF	0.99%	November 30, 2025
Kurv Yield Premium Strategy Google ETF	0.99%	November 30, 2025
Kurv Yield Premium Strategy Microsoft ETF	0.99%	November 30, 2025
Kurv Yield Premium Strategy Netflix ETF	0.99%	November 30, 2025
Kurv Yield Premium Strategy Tesla ETF	0.99%	November 30, 2025

These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the expense limit in effect at the time of the waiver or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s Adviser.
For the period ended May 31, 2025, the table below represents the amount each Fund incurred in advisory fees:

Advisory Fees
Kurv Technology Titans Select ETF	$76,582*
Kurv Yield Premium Strategy Amazon ETF	66,608
Kurv Yield Premium Strategy Apple ETF	27,391
Kurv Yield Premium Strategy Google ETF	50,634
Kurv Yield Premium Strategy Microsoft ETF	33,147
Kurv Yield Premium Strategy Netflix ETF	58,937
Kurv Yield Premium Strategy Tesla ETF	120,511

*
For the period July 22, 2024 to November 30, 2024 and December 1, 2024 to March 30, 2025, the Kurv Technology Titans Select ETF incurred $10,794 and $45,008, respectively, in advisory fees pursuant to the Kurv Tech Titans Investment Advisory Agreement. For the period March 31, 2025 to May 31, 2025, the Kurv Technology Titans Select ETF incurred $31,574 in unitary advisory fees under the amended Kurv Tech Titans Investment Advisory Agreement.

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the terms of the Operating Expenses Limitation Agreement. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. The repayment cannot cause the Funds’ expense ratios to exceed the lesser of the expense limits in place at the time of the waiver or the expense limits in place at the time of recoupment. For the period ended May 31, 2025, the Funds did not repay any expenses to the Adviser.
As of May 31, 2025, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires May 31, 2027*	Expires May 31, 2028*
Kurv Technology Titans Select ETF	—	$6,281
Kurv Yield Premium Strategy Amazon ETF	714	9,267
Kurv Yield Premium Strategy Apple ETF	524	3,811
Kurv Yield Premium Strategy Google ETF	600	7,045
Kurv Yield Premium Strategy Microsoft ETF	639	4,612
Kurv Yield Premium Strategy Netflix ETF	589	8,200
Kurv Yield Premium Strategy Tesla ETF	1,238	16,767

*	Represents total eligible recoupment available.

44

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
As of May 31, 2025, the amounts eligible for repayment and the associated period of expiration for Kurv Technology Titans Select ETF prior to conversion to a unitary fee structure are as follows.

	Expires November 30, 2027*	Expires May 31, 2028*
Kurv Technology Titans Select ETF	$38,886	$130,720

*	Represents total eligible recoupment available.
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Distribution. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 8. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors (“PINE”) provides treasury and compliance services to the Fund pursuant to a service agreement.
For the period ended May 31, 2025, the Yield Premium Funds did not incur fees from the service providers described above as the Adviser bore all such costs. Prior to March 30, 2025, Kurv Technology Titans Select ETF bore the service provider expenses as detailed in the Statement of Operations. For the period March 31, 2025 to May 31, 2025, the Adviser bore all service provider costs for the Kurv Technology Titans Select ETF.
NOTE 4 – RELATED PARTIES
Officers of the Trust were affiliated with the Distributor prior to the November 13, 2024 reorganization; however, as a result of the reorganization, no officers of the Trust are currently affiliated.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2025, were as follows:

	Purchases	Sales
Kurv Technology Titans Select ETF	$2,871,373	$3,777,915
Kurv Yield Premium Strategy Amazon ETF	—	—
Kurv Yield Premium Strategy Apple ETF	—	—
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Tesla ETF	76,000	55,983

45

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
The costs of purchases and sales of in-kind transactions, during the period ended May 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Kurv Technology Titans Select ETF.	$12,854,826	$—
Kurv Yield Premium Strategy Amazon ETF	—	—
Kurv Yield Premium Strategy Apple ETF	—	2,415
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Tesla ETF	—	—

Net realized gain/(loss) on in-kind transactions, during the period ended May 31, 2025, were as follows:

Net Realized Gain/(Loss) In-Kind
Kurv Technology Titans Select ETF	$—
Kurv Yield Premium Strategy Amazon ETF	—
Kurv Yield Premium Strategy Apple ETF	1,166
Kurv Yield Premium Strategy Google ETF	—
Kurv Yield Premium Strategy Microsoft ETF	—
Kurv Yield Premium Strategy Netflix ETF	—
Kurv Yield Premium Strategy Tesla ETF	—

NOTE 6 – TRANSACTIONS WITH AFFILIATES
Kurv Technology Titans Select ETF’s (“the Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Kurv ETFs have the same investment adviser.
The Fund had the following transactions with such affiliated Kurv ETFs during the fiscal period ended May 31, 2025:

	Kurv Yield Premium Strategy Google ETF	Kurv Yield Premium Strategy Tesla ETF	Total
Value, Beginning of Period	$67,963	$87,804	$155,767
Purchases	322,226	406,700	728,926
Proceeds from Sales	—	—	—
Net Realized Gains (Losses)	—	—	—
Net change in unrealized appreciation (depreciation)	(50,898)	(105,646)	(156,544)
Value, End of Period	$ 339,291	$388,858	$728,149
Dividend Income	$24,073	$64,999	$89,072
Shares, Beginning Period	2,430	3,180	5,610
Number of Shares Purchased	11,016	14,416	25,432
Number of Shares Sold	—	—	—
Shares, End of Period	13,446	17,596	31,042

46

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
The Fund had the following transactions with such affiliated Kurv ETFs during the fiscal period ended November 30, 2024:

	Kurv Yield Premium Strategy Google ETF	Kurv Yield Premium Strategy Tesla ETF	Total
Value, Beginning of Period	$—	$—	$—
Purchases	69,292	72,692	141,984
Proceeds from Sales	—	—	—
Net Realized Gains (Losses)	—	—	—
(Depreciation)	(1,329)	15,112	13,783
Value, End of Period	$67,963	$87,804	$155,767
Dividend Income	$2,442	$4,557	$6,999
Shares, Beginning Period	—	—	—
Number of Shares Purchased	2,430	3,180	5,610
Number of Shares Sold	—	—	—
Shares, End of Period	2,430	3,180	5,610

NOTE 7 – TAX MATTERS
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
The tax character of the distributions paid for each Fund except Kurv Technology Titans Select ETF during the period ended May 31, 2025 and May 31, 2024 are as follows:

	Year Ended May 31, 2025		Period Ended May 31, 2024
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Kurv Yield Premium Strategy Amazon ETF	$269,432	$1,108,958	$71,233	$—
Kurv Yield Premium Strategy Apple ETF	261,979	190,019	14,385	25,322
Kurv Yield Premium Strategy Google ETF	149,798	627,634	53,148	—
Kurv Yield Premium Strategy Microsoft ETF	111,186	301,560	47,557	—
Kurv Yield Premium Strategy Netflix ETF	706,754	574,920	64,774	—
Kurv Yield Premium Strategy Tesla ETF	1,026,404	3,153,283	41,431	179,927

The tax character of distributions paid for Kurv Technology Titans Select ETF during the period ended May 31, 2025 and November 30, 2024 were ordinary income of $129,954 and return of capital of $615,547 and ordinary income of $69,013, respectively.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At May 31, 2025, the following funds did not have any late year losses and deferred, on a tax basis, post October losses of:

Short-Term
Kurv Technology Titans Select ETF	$—
Kurv Yield Premium Strategy Amazon ETF	1,028,687
Kurv Yield Premium Strategy Apple ETF	355,404
Kurv Yield Premium Strategy Google ETF	667,824
Kurv Yield Premium Strategy Microsoft ETF	133,119
Kurv Yield Premium Strategy Netflix ETF	—
Kurv Yield Premium Strategy Tesla ETF	2,252,713

47

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Kurv Technology Titans Select ETF	$263,435	$9,055	$272,490
Kurv Yield Premium Strategy Amazon ETF	—	—	—
Kurv Yield Premium Strategy Apple ETF	—	—	—
Kurv Yield Premium Strategy Google ETF	60,484	—	60,484
Kurv Yield Premium Strategy Microsoft ETF	3,708	—	3,708
Kurv Yield Premium Strategy Netflix ETF	—	—	—
Kurv Yield Premium Strategy Tesla ETF	—	—	—

As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Kurv Technology Titans Select ETF	Kurv Yield Premium Strategy Amazon ETF	Kurv Yield Premium Strategy Apple ETF	Kurv Yield Premium Strategy Google ETF
Federal income tax cost of investments	$20,118,651	$11,545,905	$3,989,249	$7,643,838
Aggregate gross unrealized appreciation	984,955	125,912	35,211	395,209
Aggregate gross unrealized (depreciation)	(1,025,493)	(15,391)	(264,949)	(234,113)
Net unrealized appreciation (depreciation)	(40,538)	110,521	(229,738)	161,096
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—	—	—	—
Accumulated capital and other gain/(loss)	(491,537)	(1,028,687)	(355,404)	(728,307)
Total distributable earnings (accumulated loss)	$(532,075)	$(918,166)	$(585,142)	$(567,211)

	Kurv Yield Premium Strategy Microsoft ETF	Kurv Yield Premium Strategy Netflix ETF	Kurv Yield Premium Strategy Tesla ETF
Federal income tax cost of investments	$4,517,585	$10,061,791	$18,051,963
Aggregate gross unrealized appreciation	342,457	2,269,961	1,917,404
Aggregate gross unrealized (depreciation)	(27,324)	(31,997)	(609,842)
Net unrealized appreciation (depreciation)	315,133	2,237,964	1,307,562
Undistributed Ordinary Income	—	—	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	—	—	—
Accumulated capital and other gain/(loss)	(136,827)	1	(2,252,713)
Total distributable earnings (accumulated loss)	$178,306	$2,237,965	$(945,151)

NOTE 8 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Funds are $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

48

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Shares of the Kurv Technology Titans Select ETF are listed and traded on the Nasdaq Exchange (“NASDAQ”). Shares of the Kurv Yield Premium Strategy Amazon ETF, Kurv Yield Premium Strategy Apple ETF, Kurv Yield Premium Strategy Google ETF, Kurv Yield Premium Strategy Microsoft ETF, Kurv Yield Premium Strategy Netflix ETF and Kurv Yield Premium Strategy Tesla ETF are listed and traded on the CBOE BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements Kurv Investment Management LLC, the advisor to the Funds, has no voting power of the shares outstanding of the Funds.
NOTE 10 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encounter by the Funds.
Single Issuer Risk. Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security (“Underlying Security”), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Indirect Investment in AMZN Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.
Indirect Investment in APPL Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

49

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Indirect Investment in GOOGL Risk. Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.
Indirect Investment in MSFT Risk. Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corporation but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Indirect Investment in NFLX Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.
Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Security above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.
Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the the Underlying Security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the the Underlying

50

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.
Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural

51

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.
Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.
Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the call period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each call period, but has full exposure to any decreases in value experienced by the Underlying Security over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

52

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Continued)
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus under the heading “Principal Investment Risks”.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

53

KURV ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of Kurv Technology Titans Select ETF, Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, Kurv Yield Premium Strategy Tesla (TSLA) ETF, and
Board of Trustees of Kurv ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of each of the funds as listed below (the “Funds”), each a series of Kurv ETF Trust, as of May 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Kurv Technology Titans Select ETF	For the period from December 1, 2024 through May 31, 2025, and the period from July 22, 2024 (commencement of operations) through November 30, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MFST) ETF	For the year ended May 31, 2025	For the year ended May 31, 2025, and the period from October 30, 2023 (commencement of operations) through May 31, 2024
Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF	For the year ended May 31, 2025	For the year ended May 31, 2025, and the period from October 26, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the Kurv ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

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KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Kurv Technology Titans Select ETF	21.13%
Kurv Yield Premium Strategy Amazon ETF	0.00%
Kurv Yield Premium Strategy Apple ETF	0.00%
Kurv Yield Premium Strategy Google ETF	0.00%
Kurv Yield Premium Strategy Microsoft ETF	0.00%
Kurv Yield Premium Strategy Netflix ETF	0.00%
Kurv Yield Premium Strategy Tesla ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2025 were as follows:

Kurv Yield Technology Titans ETF	21.14%
Kurv Yield Premium Strategy Amazon ETF	0.00%
Kurv Yield Premium Strategy Apple ETF	0.00%
Kurv Yield Premium Strategy Google ETF	0.00%
Kurv Yield Premium Strategy Microsoft ETF	0.00%
Kurv Yield Premium Strategy Netflix ETF	0.00%
Kurv Yield Premium Strategy Tesla ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.kurvinvest.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.

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KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Each current Independent Trustee is paid an annual retainer of $10,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Annual Trustee fees may be reviewed periodically and changed by the Board. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on March 26, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an amendment (the “Amendment”) to the Investment Advisory Agreement between the Trust, on behalf of Kurv Technology Titans Select ETF (the “Fund”), and Kurv Investment Management LLC (the “Adviser”) dated June 14, 2024 (the “Advisory Agreement”) that would shift the fee structure for the Fund from a standard management fee with an expense cap to a unitary fee structure effective March 31, 2025..

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Amendment. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters. The Board then reviewed and discussed the written materials that were provided in advance of the Meeting, including the Amendment and the Advisory Agreement and deliberated on the approval of the Amendment. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Amendment. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. In considering the approval of the Amendment, the Board reviewed and analyzed various factors that they determined were relevant, including those described below.

Counsel referred the Board to the 15(c) materials that had been originally provided in connection with the Board’s original approval of the Advisory Agreement at its April 29, 2024 meeting and noted that the fee structure change moves the Fund’s total annual operating expense ratio closer to the average annual total operating expense ratio of the Fund’s peer group and Morningstar category. A discussion then ensued regarding the unitary fee structure. Counsel noted that this change aligns the Fund’s fee structure with those of the Trust’s other operational funds.

Thereafter, the Trustees concluded that whereas the Trust, on behalf of the Fund, has entered into the Advisory Agreement with the Adviser pursuant to which the Fund has agreed to pay the Adviser a management fee of 0.99% of the Fund’s average daily net assets; and whereas, the Advisory Agreement provides that the Fund shall bear all expenses of its operations except those specifically allocated to the Adviser which is limited to all salaries, expenses and fees of the officers, Trustees and employees of the Trust who are officers, directors, members or employees of the Adviser or expenses paid or assumed by separate agreement; and whereas the Adviser has recommended to the Board that the Fund move to a unitary fee structure effective as of March 31, 2025, and, to accomplish such change, that the Advisory Agreement be amended to provide that the Adviser will pay all operating expenses of the Fund not specifically assumed by the Fund (the “Amendment”); and whereas, the changes contemplated by the Amendment do not modify the annual rate paid to Adviser under the Advisory Agreement or other material terms of the Advisory Agreement, the Board, including a majority of the Independent Trustees, approved the Amendment to the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 4, 2025

By:	/s/ Madeline Arment
Madeline Arment
Treasurer/Principal Financial Officer

Date:	August 4, 2025